Disclosure of range of exercise prices of outstanding share options (Details)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Statement [Line Items]
Exercise price of options	$ 15.86
Number of options outstanding	523,352	1,470,377	1,904,185
Weighted average remaining contractual life (years)	0.2
Weighted average exercise price (options outstanding)	$ 15.86	$ 19.24	$ 17.57
Number of options exercisable	523,352
Weighted average exercise price (options exercisable)	$ 15.86
15.86 - 18.33 [Member]
Statement [Line Items]
Number of options outstanding		543,354
Weighted average remaining contractual life (years)		1.2
Weighted average exercise price (options outstanding)		$ 15.86
Number of options exercisable		543,354
Weighted average exercise price (options exercisable)		$ 15.86
15.86 - 18.33 [Member] | Bottom of range [Member]
Statement [Line Items]
Exercise price of options		15.86
15.86 - 18.33 [Member] | Top of range [Member]
Statement [Line Items]
Exercise price of options		$ 18.33
18.34 - 21.28 [Member]
Statement [Line Items]
Number of options outstanding		757,023
Weighted average remaining contractual life (years)		0.2
Weighted average exercise price (options outstanding)		$ 20.80
Number of options exercisable		757,023
Weighted average exercise price (options exercisable)		$ 20.80
18.34 - 21.28 [Member] | Bottom of range [Member]
Statement [Line Items]
Exercise price of options		18.34
18.34 - 21.28 [Member] | Top of range [Member]
Statement [Line Items]
Exercise price of options		$ 21.28
21.29 - 21.98 [Member]
Statement [Line Items]
Number of options outstanding		10,000
Weighted average remaining contractual life (years)		0.1
Weighted average exercise price (options outstanding)		$ 21.75
Number of options exercisable		10,000
Weighted average exercise price (options exercisable)		$ 21.75
21.29 - 21.98 [Member] | Bottom of range [Member]
Statement [Line Items]
Exercise price of options		21.29
21.29 - 21.98 [Member] | Top of range [Member]
Statement [Line Items]
Exercise price of options		$ 21.98
21.29 - 22.97 [Member]
Statement [Line Items]
Number of options outstanding		60,000
Weighted average remaining contractual life (years)		0.9
Weighted average exercise price (options outstanding)		$ 22.20
Number of options exercisable		60,000
Weighted average exercise price (options exercisable)		$ 22.20
21.29 - 22.97 [Member] | Bottom of range [Member]
Statement [Line Items]
Exercise price of options		21.99
21.29 - 22.97 [Member] | Top of range [Member]
Statement [Line Items]
Exercise price of options		$ 22.97
22.98 - 23.74 [Member]
Statement [Line Items]
Number of options outstanding		100,000
Weighted average remaining contractual life (years)		0.6
Weighted average exercise price (options outstanding)		$ 23.74
Number of options exercisable		100,000
Weighted average exercise price (options exercisable)		$ 23.74
22.98 - 23.74 [Member] | Bottom of range [Member]
Statement [Line Items]
Exercise price of options		22.98
22.98 - 23.74 [Member] | Top of range [Member]
Statement [Line Items]
Exercise price of options		$ 23.74
15.86 - 23.74 [Member]
Statement [Line Items]
Number of options outstanding		1,470,377
Weighted average remaining contractual life (years)		0.6
Weighted average exercise price (options outstanding)		$ 19.24
Number of options exercisable		1,470,377
Weighted average exercise price (options exercisable)		$ 19.24
15.86 - 23.74 [Member] | Bottom of range [Member]
Statement [Line Items]
Exercise price of options		15.86
15.86 - 23.74 [Member] | Top of range [Member]
Statement [Line Items]
Exercise price of options		$ 23.74